GOODWILL AND INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	June 30, 2021				December 31, 2020
	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Intangible assets subject to amortization:
Customer relationships	10.00	$1,600,286	$(796,443)	$803,843	$1,600,286	$(716,429)	$883,857

Web filtering software	5.00	1,134,435	(1,020,992)	113,444	1,134,435	(907,548)	226,887
Subtotal	–	2,734,721	(1,817,434)	917,287	2,734,721	(1,623,977)	1,110,744
Intangible assets not subject to amortization:
Trade names	–	4,455,595	–	4,455,595	4,455,595	–	4,455,595
Total intangible assets	–	$7,190,316	$(1,817,434)	$5,372,882	$7,190,316	$(1,623,977)	$5,566,339

Schedule of amortization

2021	$193,458
2022	160,029
2023	160,029
2024	160,029
2025	160,029
Thereafter	83,712
$917,287